Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Demand non-interest bearing
Domestic	$ 3,781,277	$ 2,815,835
Foreign	934,537	730,070
Total demand non-interest bearing	4,715,814	3,545,905
Savings and interest bearing demand
Domestic	2,919,314	2,477,668
Foreign	933,191	790,161
Total savings and interest bearing demand	3,852,505	3,267,829
$100,000 or more
Time, certificate of deposit	1,621,084
Less than $100,000
Domestic	291,473	302,620
Foreign	241,989	246,644
Total time, certificates of deposit	2,153,541	2,012,300
Total deposits	10,721,860	8,826,034
Savings and interest bearing demand
Domestic	5,098	13,462	$ 11,029
Foreign	1,260	2,917	1,735
Total savings and interest bearing demand	6,358	16,379	12,764
$100,000 or more
Domestic	8,827	7,804	4,741
Foreign	7,536	9,407	5,798
Less than $100,000
Domestic	1,781	2,232	1,589
Foreign	1,086	1,527	968
Total time, certificates of deposit	19,230	20,970	13,096
Total interest expense on deposits	25,588	37,349	$ 25,860
Domestic
$100,000 or more
Time, certificate of deposit	797,692	636,005
Foreign
$100,000 or more
Time, certificate of deposit	$ 822,387	$ 827,031